Taxation - Summary of Reconciliation of Effective Tax Rate (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before income tax	€ (319,320)	€ (43,945)	€ (42,828)
Income tax expense at statutory tax rate, Amount	€ 79,830	€ 10,986	€ 10,707
Income tax expense at statutory tax rate, Percent	(25.00%)	(25.00%)	(25.00%)
Adjustments to arrive at the effective tax rate:
Impact of different tax rates of local jurisdictions, Amount	€ 0	€ (39)	€ (85)
Non-deductible expenses, Amount	(74,033)	(1,784)	8
Temporary differences for which no deferred tax is recognized, Amount	5,997	(9,196)	(10,906)
(De)recognition of previously (un)recognized deferred tax assets, Amount	(152)	722	0
Effective tax (rate), Amount	€ (352)	€ 689	€ (276)
Impact of different tax rates of local jurisdictions, Percentage	0.00%	0.10%	0.20%
Non-deductible expenses, Percentage	23.20%	4.10%	0.00%
Temporary differences for which no deferred tax is recognized, Percentage	1.90%	20.80%	25.40%
(De)recognition of previously (un)recognized deferred tax assets, Percentage	0.00%	(1.60%)	0.00%
Effective tax (rate), Percentage	0.10%	(1.60%)	0.60%